Financial Risks - Summary of Breakdown of Wholesale Receivables and Dealer Loan Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	¥ 17,221,084	¥ 17,638,825
Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	16,698,434	17,214,236
Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	473,331	411,202
Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	49,319	13,387
Performing [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	5,369,936	4,478,021
Performing [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	5,369,936	4,478,021
Credit Watch [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	360,782	357,379
Credit Watch [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	132,379	213,400
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	228,403	143,979
At Risk [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	46,970	56,776
At Risk [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	43,883	54,774
At Risk [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	3,086	2,003
Default [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	44,244	10,360
Default [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	44,244	10,360
Loan commitments [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	9,920,894	10,477,894
Loan commitments [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	9,731,868	10,288,422
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	187,037	188,448
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	1,989	1,024
Financial guarantee contracts [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	1,478,259	2,258,395
Financial guarantee contracts [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	1,464,251	2,234,393
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loans	¥ 14,008	¥ 24,001